Other non-current assets and other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Other non-current assets and other non-current financial assets [Abstract]
Disclosure of Detailed Information About Other Non-Current Assets
14.1 Other Non-Current Assets:

	2020	2019
Non-current prepaid advertising expenses	Ps. 333	Ps. 341
Guarantee deposits (1)	1,465	1,553
Prepaid bonuses	238	225
Advances to acquire property, plant and equipment	171	203
Shared based payment	192	234
Indemnifiable contingencies from business combinations (2)	1,609	2,948
Recoverable tax	350	515
Other	94	18
	Ps. 4,452	Ps. 6,037
(1)     As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 26.
(2)     Corresponds to indemnification assets that are warranted by former Vonpar owners in accordance with the share purchase agreement.

Disclosure of Other Financial Assets	14.2 Other Non-Current Financial Assets:

	2020	2019
Other non-current financial assets	Ps. 175	Ps. 195
Derivative financial instruments (See Note 21)	2,524	9
	Ps. 2,699	Ps. 204